Exchanged/Held-For-Exchange Animal Health Business - Summary of Main Items Included in Net Income/(Loss) of Held-for-Exchange Animal Health Business (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Net Income Loss of Held for Exchange Animal Health Business [Line Items]
Net sales	[1]	€ 35,055	€ 33,821	€ 34,060	[2]
Gross profit	[1]	24,593	24,006	23,942	[2]
Operating income	[1]	5,803	6,534	5,624	[2]
Net income/(loss) of the exchanged/held-for-exchangeAnimal Health business	[1],[3]	4,643	314	(124)	[2]
Animal Health Business [Member]
Disclosure of Net Income Loss of Held for Exchange Animal Health Business [Line Items]
Net sales			2,708	2,515
Gross profit			1,850	1,671
Operating income			678	101
Income before tax and investments accounted for using the equity method		6,343	672	92
Income tax expense		(1,700)	(359)	(216)
Net income/(loss) of the exchanged/held-for-exchangeAnimal Health business		€ 4,643	€ 314	€ (124)

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).
[3]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.